GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 676,167	$ 0	$ 0
Other intangibles	40,800	3,800
Finite-Lived Core Deposits, Gross	37,900	3,300
Finite-Lived Intangible Assets, Period Increase (Decrease)	41,700	0	0
Finite-Lived Intangible Assets, Amortization Expense	$ 7,700	$ 1,300	$ 1,600
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method	accelerated basis
Estimated weighted average life (in years)	8 years 11 months